INVESTMENTS - LISTED SHARES (Details) - CAD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended	29 Months Ended
	Jul. 20, 2022	Dec. 31, 2024	Dec. 31, 2024
INVESTMENTS - LISTED SHARES
Number of trading days for VWAP of shares on TSXV	20 days
Mason
INVESTMENTS - LISTED SHARES
Number of shares subscribed	5
Value of investment	$ 2,500
Price paid per share	$ 0.5
Closing price per share		$ 0.07	$ 0.07
Gain (loss) from change in fair value of investments in common shares.		$ (750)	$ 2,175